Schedule of related party balances (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Alex Lai Kum Weng [Member]
Related Party Transaction [Line Items]
Other receivable		$ 19,497
Kelvin Chen [Member]
Related Party Transaction [Line Items]
Other payables - related parties			2,779
Kent Ridge Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Other payables - related parties		395,779	547,214
UG Digital Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other payables - related parties			11,502
James Tan [Member]
Related Party Transaction [Line Items]
Other payables - related parties		2,181
Chong Yew Yen [Member]
Related Party Transaction [Line Items]
Other payables - related parties		230
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Other payables - related parties	[1]	135,000	135,000
8i Digital Services Ptd Ltd [Member]
Related Party Transaction [Line Items]
Other payables - related parties		21,952
Alfred Lim [Member]
Related Party Transaction [Line Items]
Other payables - related parties		264
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties		$ 555,406	$ 696,495

[1]	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 16. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. As of December 31, 2024, the Company had accrued a $135,000 advisory service fee pertaining to this Consultancy Agreement.